Annual Total Returns - Delaware Investments Ultrashort Fund - Institutional Class	Mar. 31, 2023
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Institutional Class)
2017	1.35%
2018	1.35%
2019	3.65%
2020	0.88%
2021	(0.01%)
2022	0.66%